UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
The Laudus Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
The Laudus Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings as of December 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Common Stock	98,481,268	95,370,132
0.7%	Other Investment Company	641,999	641,999

99.2%	Total Investments	99,123,267	96,012,131
0.8%	Other Assets and Liabilities, Net		786,038

100.0%	Net Assets		96,798,169

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Australia 6.9%

Insurance 4.0%
AMP Ltd.	402,582	1,672,971
QBE Insurance Group Ltd.	167,077	2,211,162

		3,884,133

Telecommunication Services 2.9%
Telstra Corp., Ltd.	823,144	2,799,532

		6,683,665

France 15.9%

Banks 1.2%
Societe Generale	52,010	1,148,152

Capital Goods 2.4%
Compagnie de Saint-Gobain	61,514	2,351,418

Energy 3.3%
Total S.A.	62,129	3,170,310

Food & Staples Retailing 2.7%
Carrefour S.A.	115,417	2,625,942

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Sanofi	44,153	3,227,483

Telecommunication Services 3.0%
France Telecom S.A.	185,833	2,908,594

		15,431,899

Germany 3.4%

Utilities 3.4%
RWE AG	94,095	3,303,052

Israel 1.8%

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Teva Pharmaceutical Industries Ltd. ADR	43,300	1,747,588

Italy 3.9%

Banks 1.3%
Intesa Sanpaolo	762,098	1,269,286

Energy 2.6%
Eni S.p.A.	120,014	2,474,405

		3,743,691

Japan 19.5%

Automobiles & Components 2.7%
Toyota Motor Corp.	79,500	2,628,835

Food & Staples Retailing 3.3%
Seven & i Holdings Co., Ltd.	113,100	3,152,063

Household & Personal Products 3.4%
Kao Corp.	120,600	3,290,691

Insurance 2.7%
Tokio Marine Holdings, Inc.	116,800	2,586,399

Materials 0.6%
Shin-Etsu Chemical Co., Ltd.	12,500	613,997

Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Takeda Pharmaceutical Co., Ltd.	76,000	3,338,335

Technology Hardware & Equipment 3.3%
Canon, Inc.	73,400	3,230,136

		18,840,456

Netherlands 4.9%

Food & Staples Retailing 3.1%
Koninklijke Ahold N.V.	220,521	2,963,932

Media 1.8%
Reed Elsevier N.V.	152,881	1,778,833

		4,742,765

Singapore 3.7%

Banks 2.3%
United Overseas Bank Ltd.	188,535	2,218,781

Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	560,000	1,333,779

		3,552,560

Spain 6.8%

Banks 1.2%
Banco Santander S.A.	156,271	1,180,573

Food & Staples Retailing 0.4%
Distribuidora Internacional de Alimentacion S.A. *	80,588	362,797

Telecommunication Services 2.8%
Telefonica S.A.	157,965	2,721,446

 1

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 2.4%
Iberdrola S.A.	378,591	2,364,842

		6,629,658

Switzerland 7.2%

Commercial & Professional Supplies 0.6%
SGS S.A. - Reg’d	376	620,152

Insurance 2.8%
Zurich Financial Services AG *	12,034	2,711,347

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Novartis AG - Reg’d	63,735	3,638,826

		6,970,325

Taiwan 3.3%

Semiconductors & Semiconductor Equipment 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,284,154	3,208,585

United Kingdom 21.2%

Energy 7.3%
BP plc	498,354	3,549,918
Royal Dutch Shell plc, Class A	95,497	3,480,944

		7,030,862

Food & Staples Retailing 3.5%
Tesco plc	540,422	3,381,332

Food, Beverage & Tobacco 3.8%
Unilever plc	111,292	3,732,075

Pharmaceuticals, Biotechnology & Life Sciences 3.6%
GlaxoSmithKline plc	153,373	3,494,745

Telecommunication Services 3.0%
Vodafone Group plc	1,031,839	2,876,874

		20,515,888

Total Common Stock
(Cost $98,481,268)		95,370,132

Other Investment Company 0.7% of net assets

United States 0.7%
State Street Institutional U.S. Government Money Market Fund	641,999	641,999

Total Other Investment Company
(Cost $641,999)		641,999

End of Investments.

At 12/31/11, the tax basis cost of the fund’s investments was $102,182,043 and the unrealized appreciation and depreciation were $5,018,446 and ($11,188,358), respectively, with a net unrealized depreciation of ($6,169,912).

At 12/31/11, the values of certain foreign securities held by the fund aggregating $93,622,544 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
Reg’d —	Registered

In addition to the above, the fund held the following at 12/31/11:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Gains
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

01/31/2012	State Street Bank London	AUD	822,000	USD	838,171	8,937
01/31/2012	State Street Bank London	USD	5,105,501	AUD	5,007,000	137,729
01/31/2012	State Street Bank London	USD	2,948,743	CHF	2,768,500	142,239

Net unrealized gains on Forward Foreign Currency Contracts						288,905

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

2

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2011:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$93,622,544	$—	$93,622,544
Israel(a)	1,747,588	—	—	1,747,588
Other Investment Company(a)	641,999	—	—	641,999

Total	$2,389,587	$93,622,544	$—	$96,012,131

Other Financial Instruments
Forward Foreign Currency Contracts*	$288,905	$—	$—	$288,905

*	Forward Foreign Curency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2011.

The fund entered into forward foreign currency exchange contracts during the period ended December 31, 2011. The fund invested in forward currency contracts to defensively hedge part of the fund’s exposure to currencies that were deemed to be overvalued according to Mondrian’s purchasing power parity currency valuation model.

REG60667DEC11-00

 3

Laudus Trust
Laudus Mondrian Global Equity Fund

Portfolio Holdings as of December 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.5%	Common Stock	5,069,637	4,609,794
2.2%	Other Investment Company	104,992	104,992

99.7%	Total Investments	5,174,629	4,714,786
0.3%	Other Assets and Liabilities, Net		15,100

100.0%	Net Assets		4,729,886

	Number	Value
Security	of Shares	($)

Common Stock 97.5% of net assets

Australia 3.6%

Insurance 2.4%
AMP Ltd.	9,180	38,148
QBE Insurance Group Ltd.	5,566	73,663

		111,811

Telecommunication Services 1.2%
Telstra Corp., Ltd.	16,720	56,865

		168,676

France 8.2%

Energy 2.7%
Total S.A.	2,530	129,101

Food & Staples Retailing 1.9%
Carrefour S.A.	3,918	89,141

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Sanofi	1,047	76,533

Telecommunication Services 2.0%
France Telecom S.A.	5,873	91,922

		386,697

Germany 4.9%

Telecommunication Services 1.5%
Deutsche Telekom AG - Reg’d	6,079	69,731

Utilities 3.4%
RWE AG	4,582	160,844

		230,575

Israel 1.7%

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Teva Pharmaceutical Industries Ltd. ADR	2,000	80,720

Italy 2.8%

Energy 2.8%
Eni S.p.A.	6,360	131,128

Japan 7.3%

Food & Staples Retailing 1.7%
Seven & i Holdings Co., Ltd.	2,900	80,822

Insurance 1.1%
Tokio Marine Holdings, Inc.	2,300	50,931

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Astellas Pharma, Inc.	1,600	64,972

Software & Services 1.7%
Nintendo Co., Ltd.	300	41,188
Trend Micro	1,400	41,747

		82,935

Technology Hardware & Equipment 1.4%
CANON, Inc.	1,500	66,011

		345,671

Netherlands 3.8%

Diversified Financials 1.4%
ING Groep N.V. CVA *	9,273	66,317

Food & Staples Retailing 1.6%
Koninklijke Ahold N.V.	5,599	75,254

Media 0.8%
Reed Elsevier N.V.	3,221	37,477

		179,048

Singapore 2.7%

Banks 1.5%
United Overseas Bank Ltd.	6,083	71,588

Telecommunication Services 1.2%
Singapore Telecommunications Ltd.	24,000	57,162

		128,750

Spain 2.3%

Telecommunication Services 1.5%
Telefonica S.A.	4,134	71,221

Utilities 0.8%
Iberdrola S.A.	6,184	38,628

		109,849

Switzerland 4.3%

Commercial & Professional Supplies 0.9%
SGS S.A. - Reg’d	25	41,233

 1

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 1.4%
Zurich Financial Services AG - Reg’d *	298	67,142

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Novartis AG - Reg’d	1,697	96,887

		205,262

Taiwan 1.4%

Semiconductors & Semiconductor Equipment 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,184	65,423

United Kingdom 7.4%

Energy 3.4%
BP plc	15,258	108,687
Royal Dutch Shell plc, Class A	1,351	49,245

		157,932

Food, Beverage & Tobacco 1.4%
Unilever plc	1,982	66,465

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
GlaxoSmithKline plc	5,418	123,454

		347,851

United States 47.1%

Banks 2.7%
U.S. Bancorp	2,900	78,445
Wells Fargo & Co.	1,755	48,368

		126,813

Capital Goods 1.9%
3M Co.	500	40,865
General Electric Co.	2,600	46,566

		87,431

Diversified Financials 2.4%
Bank of America Corp.	3,550	19,738
Northern Trust Corp.	2,400	95,184

		114,922

Energy 1.3%
Southwestern Energy Co. *	1,900	60,686

Food & Staples Retailing 4.5%
Sysco Corp.	3,200	93,856
Wal-Mart Stores, Inc.	2,000	119,520

		213,376

Food, Beverage & Tobacco 6.1%
ConAgra Foods, Inc.	4,500	118,800
H.J. Heinz Co.	1,800	97,272
Kraft Foods, Inc., Class A	2,000	74,720

		290,792

Health Care Equipment & Services 4.6%
Baxter International, Inc.	1,900	94,012
UnitedHealth Group, Inc.	1,400	70,952
WellPoint, Inc.	800	53,000

		217,964

Household & Personal Products 2.1%
The Procter & Gamble Co.	1,500	100,065

Media 1.5%
The Interpublic Group of Cos., Inc.	7,100	69,083

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
Johnson & Johnson	1,700	111,486
Merck & Co., Inc.	3,900	147,030
Pfizer, Inc.	6,065	131,247

		389,763

Retailing 2.5%
Genuine Parts Co.	800	48,960
Home Depot, Inc.	1,700	71,468

		120,428

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	4,300	104,275

Software & Services 1.9%
Microsoft Corp.	3,500	90,860

Telecommunication Services 1.9%
AT&T, Inc.	2,900	87,696

Transportation 1.5%
United Parcel Service, Inc., Class B	1,000	73,190

Utilities 1.8%
Edison International	2,000	82,800

		2,230,144

Total Common Stock
(Cost $5,069,637)		4,609,794

Other Investment Company 2.2% of net assets

United States 2.2%
State Street Institutional U.S. Government Money Market Fund	104,992	104,992

Total Other Investment Company
(Cost $104,992)		104,992

End of Investments.

At 12/31/11, the tax basis cost of the fund’s investments was $5,177,819 and the unrealized appreciation and depreciation were $328,464 and ($791,497), respectively, with a net unrealized depreciation of ($463,033).

At 12/31/11, the values of certain foreign securities held by the fund aggregating $2,298,931 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
Reg’d —	Registered

2

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 12/31/11:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
Expiration		to be	to be	to be	to be	Gains
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

01/31/2012	State Street Bank London	USD	137,146	AUD	134,500	3,700
01/31/2012	State Street Bank London	USD	92,132	CHF	86,500	4,444

Net unrealized gains on Forward Foreign Currency Contracts						8,144

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 3

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$2,310,864	$—	$—	$2,310,864
Australia(a)	—	168,676	—	168,676
France(a)	—	386,697	—	386,697
Germany(a)	—	230,575	—	230,575
Italy(a)	—	131,128	—	131,128
Japan(a)	—	345,671	—	345,671
Netherlands(a)	—	179,048	—	179,048
Singapore(a)	—	128,750	—	128,750
Spain(a)	—	109,849	—	109,849
Switzerland(a)	—	205,262	—	205,262
Taiwan(a)	—	65,423	—	65,423
United Kingdom(a)	—	347,851	—	347,851
Other Investment Company(a)	104,992	—	—	104,992

Total	$2,415,856	$2,298,930	$—	$4,714,786

Other Financial Instruments
Forward Foreign Currency Contracts*	$8,144	$—	$—	$8,144

*	Forward Foreign Curency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2011.

The fund entered into forward foreign currency exchange contracts during the period ended December 31, 2011. The fund invested in forward currency contracts to defensively hedge part of the fund’s exposure to currencies that were deemed to be overvalued according to Mondrian’s purchasing power parity currency valuation model.

REG60669DEC11-00

4

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of December 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

87.7%	Common Stock	141,834,082	140,122,220
10.9%	Preferred Stock	16,590,774	17,326,105
0.3%	Other Investment Company	486,407	486,407

98.9%	Total Investments	158,911,263	157,934,732
1.1%	Other Assets and Liabilities, Net		1,777,161

100.0%	Net Assets		159,711,893

	Number	Value
Security	of Shares	($)

Common Stock 87.7% of net assets

Brazil 8.7%

Materials 1.5%
Companhia Siderurgica Nacional S.A. ADR	197,300	1,613,914
Vale S.A. ADR	37,200	797,940

		2,411,854

Software & Services 2.8%
Redecard S.A.	287,800	4,503,890

Transportation 2.2%
CCR S.A.	532,400	3,487,966

Utilities 2.2%
CPFL Energia S.A. ADR	123,800	3,492,398

		13,896,108

Chile 2.7%

Utilities 2.7%
Enersis S.A. ADR	247,500	4,363,425

China 23.2%

Banks 6.6%
China Construction Bank Corp., Class H	8,226,950	5,714,523
Industrial & Commercial Bank of China Ltd., Class H	8,155,325	4,816,995

		10,531,518

Capital Goods 2.2%
Beijing Enterprises Holdings Ltd.	598,500	3,583,253

Energy 2.5%
China Shenhua Energy Co., Ltd., Class H	923,000	3,991,298

Food, Beverage & Tobacco 2.2%
Want Want China Holdings Ltd.	3,594,000	3,579,913

Household & Personal Products 1.6%
Hengan International Group Co., Ltd.	267,500	2,493,970

Retailing 1.6%
Belle International Holdings Ltd.	1,438,392	2,498,874

Telecommunication Services 2.2%
China Mobile Ltd.	365,500	3,551,046

Transportation 2.2%
China Merchants Holdings International Co., Ltd.	1,122,000	3,245,187
China Shipping Development Co., Ltd., Class H	536,000	333,398

		3,578,585

Utilities 2.1%
China Resources Power Holdings Co., Ltd.	1,698,000	3,269,326

		37,077,783

India 8.8%

Automobiles & Components 2.3%
Tata Motors Ltd.	1,087,279	3,643,346

Banks 2.2%
Axis Bank Ltd.	143,189	2,169,582
Housing Development Finance Corp., Ltd.	107,329	1,309,724

		3,479,306

Capital Goods 1.9%
Larsen & Toubro Ltd.	168,021	3,144,239

Diversified Financials 1.5%
Rural Electrification Corp., Ltd.	819,601	2,377,967

Software & Services 0.9%
HCL Technologies Ltd.	192,314	1,400,925

		14,045,783

Indonesia 4.9%

Automobiles & Components 2.1%
PT Astra International Tbk	418,500	3,410,395

Utilities 2.8%
PT Perusahaan Gas Negara	12,562,500	4,394,143

		7,804,538

Kazahkstan 1.4%

Energy 1.4%
KazMunaiGas Exploration Production GDR	148,540	2,220,673

Malaysia 1.8%

Telecommunication Services 1.8%
Maxis Berhad	1,675,800	2,895,712

 1

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Mexico 2.6%

Materials 2.6%
Grupo Mexico S.A.B. de C.V., Series B	1,555,133	4,088,789

Peru 3.0%

Banks 3.0%
Credicorp Ltd.	43,894	4,805,076

Philippines 2.7%

Telecommunication Services 2.7%
Philippine Long Distance Telephone Co. ADR	74,600	4,298,452

Republic of Korea 5.6%

Banks 1.9%
KB Financial Group, Inc.	96,800	3,050,208

Semiconductors & Semiconductor Equipment 3.7%
Samsung Electronics Co., Ltd.	6,418	5,903,516

		8,953,724

Russia 3.3%

Energy 3.3%
Gazprom ADR	252,058	2,692,232
LUKOIL ADR	50,100	2,665,320

		5,357,552

South Africa 4.5%

Energy 2.0%
Sasol Ltd.	68,848	3,277,368

Food, Beverage & Tobacco 2.5%
Tiger Brands Ltd.	127,005	3,945,862

		7,223,230

Taiwan 6.4%

Semiconductors & Semiconductor Equipment 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,968,719	4,919,039

Technology Hardware & Equipment 1.5%
HTC Corp.	148,000	2,425,830

Telecommunication Services 1.8%
Chunghwa Telecom Co., Ltd.	117,000	386,516
Chunghwa Telecom Co., Ltd. ADR	74,761	2,488,046

		2,874,562

		10,219,431

Thailand 4.7%

Banks 1.9%
Kasikornbank Public Co., Ltd. NVDR	772,500	2,981,108

Energy 2.8%
PTT PCL	445,300	4,488,286

		7,469,394

Turkey 3.4%

Banks 1.7%
Turkiye Garanti Bankasi A/S	882,579	2,743,820

Energy 1.7%
Tupras-Turkiye Petrol Rafinerileri A/S	126,231	2,658,730

		5,402,550

Total Common Stock
(Cost $141,834,082)		140,122,220

Preferred Stock 10.9% of net assets

Brazil 10.9%

Banks 3.2%
Itausa - Investimentos Itau S.A.	843,685	5,102,140

Energy 2.5%
Petroleo Brasileiro S.A.	336,600	3,878,051

Food, Beverage & Tobacco 2.2%
Companhia de Bebidas das Americas ADR	98,600	3,558,474

Materials 3.0%
Vale S.A. ADR	232,400	4,787,440

Total Preferred Stock
(Cost $16,590,774)		17,326,105

Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional U.S. Government Money Market Fund	486,407	486,407

Total Other Investment Company
(Cost $486,407)		486,407

End of Investments.

At 12/31/11, the tax basis cost of the fund’s investments was $163,581,923 and the unrealized appreciation and depreciation were $10,842,198 and ($16,489,389) respectively, with a net unrealized depreciation of ($5,647,191).

At 12/31/11, the values of certain foreign securities held by the fund aggregating $91,065,605 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

2

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 3

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$74,449,596	$—	$74,449,596
Brazil(a)	13,896,108	—	—	13,896,108
Chile(a)	4,363,425	—	—	4,363,425
Kazahkstan(a)	2,220,673	—	—	2,220,673
Mexico(a)	4,088,789	—	—	4,088,789
Peru(a)	4,805,076	—	—	4,805,076
Philippines(a)	4,298,452	—	—	4,298,452
Republic of Korea(a)	—	5,903,516	—	5,903,516
Banks	3,050,208	—	—	3,050,208
Russia(a)	5,357,552	—	—	5,357,552
Taiwan(a)	—	7,344,869	—	7,344,869
Telecommunication Services	2,488,046	386,516	—	2,874,562
Thailand(a)	—	2,981,108	—	2,981,108
Energy	4,488,286	—	—	4,488,286
Preferred Stock(a)	17,326,105	—	—	17,326,105
Other Investment Company(a)	486,407	—	—	486,407

Total	$66,869,127	$91,065,605	$—	$157,934,732

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2011.

REG60664DEC11-00

4

Laudus Trust
Laudus Mondrian International Fixed Income Fund

Portfolio Holdings as of December 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

67.8%	Government Bonds	565,273,146	562,321,426
13.1%	Government Agency Obligations	103,267,030	108,327,894
3.7%	Corporate Bonds	36,430,964	31,185,278
13.1%	Supranational	97,010,003	108,353,983
0.6%	Other Investment Company	4,868,297	4,868,297

98.3%	Total Investments	806,849,440	815,056,878
1.7%	Other Assets and Liabilities, Net		13,808,288

100.0%	Net Assets		828,865,166

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 67.8% of net assets

Austria 4.4%
Austria Government Bond
6.25%, 07/15/27 (EUR)	20,900,000	36,169,333

Canada 4.5%
Canada Government Bond
3.50%, 01/13/20 (EUR)	25,500,000	37,316,598

Denmark 4.4%
Denmark Government International Bond
3.13%, 03/17/14 (EUR)	27,000,000	36,588,004

Finland 4.4%
Finland Government Bond
5.38%, 07/04/13 (EUR)	26,100,000	36,305,054

France 4.1%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	20,400,000	34,238,320

Germany 9.1%
Bundesobligation
1.75%, 10/09/15 (EUR)	6,750,000	9,130,987
2.75%, 04/08/16 (EUR)	20,000,000	28,177,411
Bundesrepublik Deutschland
3.75%, 01/04/17 (EUR)	5,700,000	8,429,250
Bundesschatzanweisungen
0.75%, 09/14/12 (EUR)	2,800,000	3,644,865
1.75%, 06/14/13 (EUR)	20,000,000	26,517,224

		75,899,737

Japan 23.0%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	4,620,000,000	60,334,187
Japan Government Ten Year Bond
1.10%, 09/20/12 (JPY)	1,450,000,000	18,971,245
0.70%, 03/20/13 (JPY)	330,000,000	4,317,401
1.90%, 06/20/16 (JPY)	2,900,000,000	40,318,100
1.50%, 09/20/18 (JPY)	3,820,000,000	52,786,524
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	971,000,000	14,044,959

		190,772,416

Mexico 4.5%
Mexico Government Bond
5.38%, 06/10/13 (EUR)	3,600,000	4,838,685
9.50%, 12/18/14 (MXN)	55,000,000	4,415,072
8.50%, 12/13/18 (MXN)	115,000,000	9,459,573
6.50%, 06/10/21 (MXN)	260,000,000	18,697,839

		37,411,169

Netherlands 2.8%
Netherlands Government Bond
4.25%, 07/15/13 (EUR)	6,000,000	8,243,392
4.00%, 07/15/16 (EUR)	3,000,000	4,358,916
7.50%, 01/15/23 (EUR)	5,360,000	10,389,138

		22,991,446

Poland 6.6%
Poland Government Bond
5.00%, 10/24/13 (PLN)	12,500,000	3,639,910
6.25%, 10/24/15 (PLN)	22,000,000	6,623,142
5.50%, 10/25/19 (PLN)	103,000,000	29,547,252
5.75%, 09/23/22 (PLN)	51,600,000	14,819,045

		54,629,349

Total Government Bonds
(Cost $565,273,146)		562,321,426

Government Agency Obligations 13.1% of net assets

Germany 7.1%
Bayerische Landesbank
1.40%, 04/22/13 (JPY)	750,000,000	9,797,502

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)
Kreditanstalt fuer Wiederaufbau
0.30%, 03/20/13 (JPY)	2,100,000,000	27,303,110
2.05%, 02/16/26 (JPY)	1,550,000,000	21,615,563

		58,716,175

Japan 2.0%
Development Bank of Japan
1.75%, 03/17/17 (JPY)	1,160,000,000	16,083,942

Netherlands 2.0%
Bank Nederlandse Gemeenten
1.85%, 11/07/16 (JPY)	1,200,000,000	16,636,144

Norway 2.0%
Eksportfinans ASA
1.60%, 03/20/14 (JPY)	1,500,000,000	16,891,633

Total Government Agency Obligations
(Cost $103,267,030)		108,327,894

Corporate Bonds 3.7% of net assets

Netherlands 0.8%
ING Bank N.V.
6.13%, 05/29/23 (EUR) (a)(b)	6,300,000	7,092,025

United Kingdom 2.9%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	666,953
6.00%, 06/10/19 (EUR)	11,400,000	15,006,048
Lloyds TSB Bank plc
5.63%, 03/05/18 (EUR) (a)(b)	538,000	529,116
5.38%, 09/03/19 (EUR)	6,300,000	7,891,136

		24,093,253

Total Corporate Bonds
(Cost $36,430,964)		31,185,278

Supranational 13.1% of net assets

Asian Development Bank
2.35%, 06/21/27 (JPY)	2,000,000,000	29,005,352
European Investment Bank
1.40%, 06/20/17 (JPY)	2,500,000,000	32,855,723
1.90%, 01/26/26 (JPY)	500,000,000	6,346,200
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	2,900,000,000	40,146,708

Total Supranational
(Cost $97,010,003)		108,353,983

	Number	Value
Security	of Shares	($)

Other Investment Company 0.6% of net assets

United States 0.6%
State Street Institutional U.S. Government Money Market Fund	4,868,297	4,868,297

Total Other Investment Company
(Cost $4,868,297)		4,868,297

End of Investments.

At 12/31/11 the tax basis cost of the fund’s investments was $807,443,967, and the unrealized appreciation and depreciation were $33,577,363 and ($25,964,452), respectively, with a net appreciation of $7,612,911.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

EUR —	euro currency
GBP —	Great British Pound
JPY —	Japanese Yen
MXN —	Mexican Peso
PLN —	Polish Zloty
USD —	U.S. Dollar

In addition to the above, the fund held the following at 12/31/11:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Gains
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

01/31/2012	State Street Bank London	GBP	41,566,500	EUR	47,432,474	3,138,221

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2011:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds(a)	$—	$562,321,426	$—	$562,321,426
Government Agency Obligations(a)	—	108,327,894	—	108,327,894
Corporate Bonds(a)	—	31,185,278	—	31,185,278
Supranational	—	108,353,983	—	108,353,983
Other Investment Company(a)	4,868,297	—	—	4,868,297

Total	$4,868,297	$810,188,581	$—	$815,056,878

Other Financial Instruments
Forward Foreign Currency Contracts*	$3,138,221	$—	$—	$3,138,221

*	Forward Foreign Curency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2011.

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The fund entered into forward foreign currency exchange contracts during the period ended December 31, 2011. The fund invested in forward currency contracts to defensively hedge part of the fund’s exposure to currencies that were deemed to be overvalued according to Mondrian’s purchasing power parity currency valuation model.

REG60664DEC11-00

Laudus Trust
Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings as of December 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.0%		Common Stock	605,133,543	657,404,331
3.4%		Other Investment Companies	22,649,350	22,665,322

101.4%		Total Investments	627,782,893	680,069,653
(1	.4)%	Other Assets and Liabilities, Net		(9,312,790)

100.0%		Net Assets		670,756,863

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Capital Goods 3.5%
Danaher Corp.	296,300	13,937,952
Roper Industries, Inc.	108,400	9,416,708

		23,354,660

Consumer Durables & Apparel 4.1%
NIKE, Inc., Class B	132,300	12,749,751
Ralph Lauren Corp.	105,100	14,512,208

		27,261,959

Consumer Services 7.4%
Chipotle Mexican Grill, Inc. *	25,900	8,747,466
Las Vegas Sands Corp. *	484,900	20,719,777
McDonald’s Corp.	201,100	20,176,363

		49,643,606

Diversified Financials 2.0%
CME Group, Inc.	56,600	13,791,722

Energy 9.3%
Cabot Oil & Gas Corp.	62,500	4,743,750
Concho Resources, Inc. *	162,700	15,253,125
CONSOL Energy, Inc.	183,300	6,727,110
EOG Resources, Inc.	110,400	10,875,504
FMC Technologies, Inc. *	281,100	14,681,853
Schlumberger Ltd.	146,700	10,021,077

		62,302,419

Food & Staples Retailing 3.2%
CVS Caremark Corp.	527,800	21,523,684

Food, Beverage & Tobacco 2.0%
Kellogg Co.	259,900	13,143,143

Health Care Equipment & Services 4.5%
Edwards Lifesciences Corp. *	128,800	9,106,160
Express Scripts, Inc. *	467,100	20,874,699

		29,980,859

Household & Personal Products 3.2%
The Estee Lauder Cos., Inc., Class A	193,200	21,700,224

Materials 5.0%
Ecolab, Inc.	126,400	7,307,184
FMC Corp.	88,200	7,588,728
Monsanto Co.	74,200	5,199,194
The Sherwin-Williams Co.	152,700	13,631,529

		33,726,635

Media 1.4%
Discovery Communications, Inc., Class A *	232,500	9,525,525

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Agilent Technologies, Inc. *	446,500	15,596,245
Allergan, Inc.	203,700	17,872,638
Watson Pharmaceuticals, Inc. *	204,200	12,321,428

		45,790,311

Retailing 8.0%
Amazon.com, Inc. *	144,300	24,978,330
Dollar General Corp. *	202,300	8,322,622
Priceline.com, Inc. *	43,200	20,205,072

		53,506,024

Software & Services 16.5%
Baidu, Inc. ADR *	127,100	14,803,337
Google, Inc., Class A *	45,400	29,323,860
MercadoLibre, Inc.	108,000	8,590,320
Oracle Corp.	264,100	6,774,165
Salesforce.com, Inc. *	134,100	13,605,786
SINA Corp. *	112,200	5,834,400
Teradata Corp. *	98,200	4,763,682
Visa, Inc., Class A	269,200	27,331,876

		111,027,426

Technology Hardware & Equipment 15.4%
Apple, Inc. *	112,600	45,603,000
EMC Corp. *	690,900	14,881,986

 1

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NetApp, Inc. *	296,800	10,764,936
QUALCOMM, Inc.	339,900	18,592,530
Riverbed Technology, Inc. *	561,600	13,197,600

		103,040,052

Telecommunication Services 2.5%
Crown Castle International Corp. *	375,900	16,840,320

Transportation 3.2%
C.H. Robinson Worldwide, Inc.	186,200	12,993,036
Union Pacific Corp.	77,900	8,252,726

		21,245,762

Total Common Stock
(Cost $605,133,543)		657,404,331

Other Investment Companies 3.4% of net assets

iShares Russell 1000 Growth Index Fund	56,000	3,236,240
State Street Institutional U.S. Government Money Market Fund	19,429,082	19,429,082

Total Other Investment Companies
(Cost $22,649,350)		22,665,322

End of Investments.

At 12/31/11, the tax basis cost of the fund’s investments was $633,013,321 and the unrealized appreciation and depreciation were $67,299,420 and ($20,243,088), respectively, with a net unrealized appreciation of $47,056,332.

*	Non-income producing security.

ADR —	American Depositary Receipt

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

2

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$657,404,331	$—	$—	$657,404,331
Other Investment Companies	22,665,322	—	—	22,665,322

Total	$680,069,653	$—	$—	$680,069,653

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2011.

REG60662DEC11

 3

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha Marie Chandoha
President, Chief Executive Officer

Date:	02/17/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
President, Chief Executive Officer

Date:	02/17/2012

By:	/s/ George Pereira George Pereira
Treasurer, Principal Financial Officer

Date:	02/17/2012